Summary of Significant Accounting Policies - Schedule of Standards, Amendments to Standards and Interpretations (Details)	12 Months Ended
Dec. 31, 2018
Amendments to Standards and Interpretations One [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 2
Description	Classification and Measurement of Share-based Payment Transactions
Mandatory application for Biofrontera	1 January 2018
Expected effects	No effects
Amendments to Standards and Interpretations One [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 3
Description	Definition of a Business
Mandatory application for Biofrontera	1 January 2020
Expected effects	No effects
Amendments to Standards and Interpretations Two [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 4
Description	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts
Mandatory application for Biofrontera	1 January 2018
Expected effects	No effects
Amendments to Standards and Interpretations Two [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 9
Description	Early repayment regulations with negative compensation
Mandatory application for Biofrontera	1 January 2019
Expected effects	No effects
Amendments to Standards and Interpretations Three [Member]
Statement Line Items [Line Items]
Standard	IFRS 9
Description	Financial Instruments
Mandatory application for Biofrontera	1 January 2018
Amendments to Standards and Interpretations Three [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	IFRS 16
Description	Leases
Mandatory application for Biofrontera	1 January 2019
Amendments to Standards and Interpretations Four [Member]
Statement Line Items [Line Items]
Standard	IFRS 15
Description	Revenue from Contracts with Customers
Mandatory application for Biofrontera	1 January 2018
Amendments to Standards and Interpretations Four [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 19
Description	Plan Amendment, Curtailment or Settlement
Mandatory application for Biofrontera	1 January 2019
Expected effects	No effects
Amendments to Standards and Interpretations Five [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 15
Description	Effective date of IFRS 15
Mandatory application for Biofrontera	1 January 2018
Amendments to Standards and Interpretations Five [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 28
Description	Investments in Associates and Joint Ventures
Mandatory application for Biofrontera	1 January 2019
Expected effects	No effects
Amendments to Standards and Interpretations Six [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 15
Description	Clarifications to IFRS 15
Mandatory application for Biofrontera	1 January 2018
Amendments to Standards and Interpretations Six [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	IFRIC 23
Description	Uncertainties over Income Tax Treatments
Mandatory application for Biofrontera	1 January 2019
Expected effects	No effects
Amendments to Standards and Interpretations Seven [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 40
Description	Transfers of Investment Property
Mandatory application for Biofrontera	1 January 2018
Expected effects	No effects
Amendments to Standards and Interpretations Seven [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Annual Improvements to IFRSs
Description	Annual Improvements to IFRSs Cycle 2015-2017
Mandatory application for Biofrontera	1 January 2019
Expected effects	No effects
Amendments to Standards and Interpretations Eight [Member]
Statement Line Items [Line Items]
Standard	IFRIC 22
Description	Foreign Currency Transactions and Advance Consideration
Mandatory application for Biofrontera	1 January 2018
Expected effects	No effects
Amendments to Standards and Interpretations Eight [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 1, IAS 8
Description	Definition of Material
Mandatory application for Biofrontera	1 January 2020
Expected effects	No effects
Amendments to Standards and Interpretations Nine [Member]
Statement Line Items [Line Items]
Standard	Annual Improvements to IFRSs
Description	Annual Improvements to IFRSs Cycle 2014-2016 (IFRS 1 and IAS 28)
Mandatory application for Biofrontera	1 January 2018
Expected effects	No effects
Amendments to Standards and Interpretations Nine [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendments to References to the Conceptual Framework
Description	References to the Conceptual Framework
Mandatory application for Biofrontera	1 January 2020
Expected effects	No effects
Amendments to Standards Ten [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	IFRS 17
Description	Insurance Contracts
Mandatory application for Biofrontera	1 January 2021
Expected effects	No effects